Other Reserves	12 Months Ended
Dec. 31, 2017
Disclosure Of Reserves Within Equity [Line Items]
Other Reserves

22 OTHER RESERVES

Other reserves attributable to Royal Dutch Shell plc shareholders					$ million
	Merger reserve	Share premium reserve	Capital redemption reserve	Share plan reserve	Accumulated other comprehensive income	Total
At January 1, 2017	37,311	154	84	1,644	(27,895)	11,298
Other comprehensive income attributable to Royal Dutch Shell plc shareholders	—	—	—	—	5,851	5,851
Scrip dividends	(13)	—	—	—	—	(13)
Share-based compensation	—	—	—	(204)	—	(204)
At December 31, 2017	37,298	154	84	1,440	(22,044)	16,932
At January 1, 2016	3,398	154	84	1,658	(22,480)	(17,186)
Other comprehensive loss attributable to Royal Dutch Shell plc shareholders	—	—	—	—	(5,949)	(5,949)
Scrip dividends	(17)	—	—	—	—	(17)
Shares issued	33,930	—	—	—	—	33,930
Share-based compensation	—	—	—	(14)	534	520
At December 31, 2016	37,311	154	84	1,644	(27,895)	11,298
At January 1, 2015	3,405	154	83	1,723	(19,730)	(14,365)
Other comprehensive loss attributable to Royal Dutch Shell plc shareholders	—	—	—	—	(2,750)	(2,750)
Scrip dividends	(7)	—	—	—	—	(7)
Repurchases of shares	—	—	1	—	—	1
Share-based compensation	—	—	—	(65)	—	(65)
At December 31, 2015	3,398	154	84	1,658	(22,480)	(17,186)

The merger reserve and share premium reserve were established as a consequence of the Company becoming the single parent company of Royal Dutch Petroleum Company and The “Shell” Transport and Trading Company, p.l.c., now The Shell Transport and Trading Company Limited, in 2005. The increase in the merger reserve in 2016 in respect of the shares issued represents the difference between the fair value and the nominal value of the shares issued for the acquisition of BG (see Note 29). The capital redemption reserve was established in connection with repurchases of shares of the Company. The share plan reserve is in respect of equity-settled share-based compensation plans (see Note 21). The movement represents the net of the charge for the year and the release as a result of vested awards and is after deduction of tax of $11 million in 2017 (2016: $nil; 2015: $nil).

Accumulated other comprehensive income comprises the following:

Accumulated other comprehensive income attributable to Royal Dutch Shell plc shareholders							$ million
	Currency translation differences		Unrealised gains/(losses) on securities	Cash flow hedging gains/(losses)		Retirement benefits remeasurements	Total
At January 1, 2017	(13,831)		1,321	(144)		(15,241)	(27,895)
Recognised in other comprehensive income	4,513		796	(467)		1,467	6,309
Reclassified to income	610		(211)	(87)		—	312
Reclassified to the balance sheet	—		—	(18)		—	(18)
Tax on amounts recognised/reclassified	33		8	20		(863)	(802)
Total, net of tax	5,156		593	(552)		604	5,801
Share of joint ventures and associates	53		55	63		(1)	170
Other comprehensive income/(loss) for the period	5,209		648	(489)		603	5,971
Less: non-controlling interest	(113)		—	—		(7)	(120)
Attributable to Royal Dutch Shell plc shareholders	5,096		648	(489)		596	5,851
At December 31, 2017	(8,735)		1,969	(633)		(14,645)	(22,044)
At January 1, 2016	(12,940)		1,409	473		(11,422)	(22,480)
Recognised in other comprehensive income	(1,023)	[A]	(204)	(727)		(4,816)	(6,770)
Reclassified to income	(277)		1	(939)		—	(1,215)
Reclassified to the balance sheet	—		—	1,044	[B]	—	1,044
Tax on amounts recognised/reclassified	(21)		(11)	5		999	972
Total, net of tax	(1,321)		(214)	(617)		(3,817)	(5,969)
Share of joint ventures and associates	(154)		126	—		—	(28)
Other comprehensive loss for the period	(1,475)		(88)	(617)		(3,817)	(5,997)
Less: non-controlling interest	50		—	—		(2)	48
Attributable to Royal Dutch Shell plc shareholders	(1,425)		(88)	(617)		(3,819)	(5,949)
Reclassification in respect of shares held in trust	534		—	—		—	534
At December 31, 2016	(13,831)		1,321	(144)		(15,241)	(27,895)
At January 1, 2015	(5,931)		2,112	458		(16,369)	(19,730)
Recognised in other comprehensive income	(7,170)		(650)	698		6,338	(784)
Reclassified to income	47		(61)	(610)		—	(624)
Tax on amounts recognised/reclassified	2		4	(27)		(1,387)	(1,408)
Total, net of tax	(7,121)		(707)	61		4,951	(2,816)
Share of joint ventures and associates	2		4	(46)		—	(40)
Other comprehensive (loss)/income for the period	(7,119)		(703)	15		4,951	(2,856)
Less: non-controlling interest	110		—	—		(4)	106
Attributable to Royal Dutch Shell plc shareholders	(7,009)		(703)	15		4,947	(2,750)
At December 31, 2015	(12,940)		1,409	473		(11,422)	(22,480)

[A] Includes losses of $2,024 million arising on net investment hedges.

[B] Mainly relating to the acquisition of BG.

FINANCIAL STATEMENTS AND SUPPLEMENTS SHELL ANNUAL REPORT AND FORM 20-F 2017	1

Parent [Member]
Disclosure Of Reserves Within Equity [Line Items]
Other Reserves

9 OTHER RESERVES

	$ million
	Merger reserve	Share premium reserve	Capital redemption reserve	Share plan reserve	Total
At January 1, 2017	234,244	154	84	1,091	235,573
Scrip dividends	(13)	—	—	—	(13)
Share-based compensation	—	—	—	(194)	(194)
At December 31, 2017	234,231	154	84	897	235,366
At January 1, 2016	200,331	154	84	1,105	201,674
Scrip dividends	(17)	—	—	—	(17)
Shares issued (see Note 15)	33,930	—	—	—	33,930
Share-based compensation	—	—	—	(14)	(14)
At December 31, 2016	234,244	154	84	1,091	235,573

The merger reserve was established as a consequence of the Company becoming the single parent company of Royal Dutch and Shell Transport and represented the difference between the cost of the investment in those companies and the nominal value of shares issued in exchange for those investments as required by the prevailing legislation at that time, section 131 of the Companies Act 1985. The increase in the merger reserve in 2016 in respect of the shares issued represents the difference between the fair value and the nominal value of the shares issued for the Acquisition (see Note 15).

On January 6, 2006, loan notes were converted into 4,827,974 A shares. The difference between the carrying value of the loan notes and the nominal value of the new shares issued was credited to the share premium reserve. The capital redemption reserve was established in connection with repurchases of shares of the Company. The share plan reserve is in respect of equity-settled share-based compensation plans (see Note 21 to the Consolidated Financial Statements) and share-based compensation for the year is the net of the charge to equity and the release as a result of vested awards.